UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09597

LORD ABBETT LARGE-CAP GROWTH FUND
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	10/31/2007

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT LARGE-CAP GROWTH FUND October 31, 2007

		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 94.93%

COMMON STOCKS 91.16%

Aerospace 2.55%
Lockheed Martin Corp.	17,214	$1,894
United Technologies Corp.	59,882	4,587
Total		6,481

Agriculture, Fishing & Ranching 1.08%
Monsanto Co.	28,000	2,734

Banks 1.79%
State Street Corp.	56,994	4,546

Beverage: Brewers 1.78%
Anheuser-Busch Cos., Inc.	87,986	4,512

Beverage: Soft Drinks 2.84%
PepsiCo, Inc.	98,015	7,226

Biotechnology Research & Production 7.22%
Baxter International, Inc.	115,376	6,924
Celgene Corp.*	97,293	6,421
Charles River Laboratories International, Inc.*	86,000	4,988
Total		18,333

Casinos & Gambling 1.46%
MGM Mirage*	40,543	3,714

Communications Technology 17.17%
Ciena Corp.*	158,125	7,568
Cisco Systems, Inc.*	294,938	9,751
Corning, Inc.	291,564	7,076
Garmin Ltd. (Cayman Islands)(a)	21,000	2,255
Juniper Networks, Inc.*	179,346	6,457
Research In Motion Ltd. (Canada)*(a)	84,476	10,518
Total		43,625

Computer Services, Software & Systems 4.72%
Citrix Systems, Inc.*	77,230	3,320
Microsoft Corp.	75,000	2,761
Oracle Corp.*	90,000	1,995
VeriFone Holdings, Inc.*	35,367	1,748
Vmware, Inc. Class A*	17,376	2,169
Total		11,993

Computer Technology 10.28%
Apple, Inc.*	40,955	7,780
EMC Corp.*	192,768	4,894
Hewlett-Packard Co.	159,000	8,217
NVIDIA Corp.*	147,500	5,219
Total		26,110

Consumer Electronics 2.96%
Google, Inc. Class A*	10,626	7,513

Copper 0.85%
Freeport-McMoRan Copper & Gold, Inc.	18,290	2,152

Diversified Financial Services 1.75%
Bank of New York Mellon Corp.	79,000	3,859
Morgan Stanley	8,626	580
Total		4,439

Diversified Production 1.05%
Danaher Corp.	31,054	2,660

Drugs & Pharmaceuticals 5.57%
Allergan, Inc.	82,323	5,563
Gilead Sciences, Inc.*	185,942	8,589
Total		14,152

Electrical Equipment & Components 1.28%
Emerson Electric Co.	62,196	3,251

Electronics: Semi-Conductors/Components 2.35%
Broadcom Corp. Class A*	93,537	3,045
MEMC Electronic Materials, Inc.*	19,598	1,435
Texas Instruments, Inc.	45,383	1,479
Total		5,959

Fertilizers 1.26%
Mosaic Co. (The)*	46,000	3,211

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT LARGE-CAP GROWTH FUND October 31, 2007

		Value
Investments	Shares	(000)
Insurance: Multi-Line 0.72%
AFLAC, Inc.	29,000	$1,821

Investment Management Companies 0.65%
T. Rowe Price Group, Inc.	25,796	1,657

Jewelry, Watches & Gemstones 1.88%
Tiffany & Co.	87,986	4,767

Machinery: Oil Well Equipment & Services 2.37%
Cameron International Corp.*	18,939	1,844
FMC Technologies, Inc.*	39,306	2,383
National-Oilwell, Inc.*	24,526	1,796
Total		6,023

Medical & Dental Instruments & Supplies 2.77%
St. Jude Medical, Inc.*	55,271	2,251
Stryker Corp.	67,284	4,777
Total		7,028

Metals & Minerals Miscellaneous 0.65%
BHP Billiton Ltd. ADR	18,879	1,647

Multi-Sector Companies 1.65%
General Electric Co.	20,899	860
Honeywell International, Inc.	55,230	3,337
Total		4,197

Offshore Drilling 1.86%
GlobalSantaFe Corp. (Cayman Islands)(a)	16,390	1,328
Transocean, Inc.*	28,466	3,398
Total		4,726

Oil: Crude Producers 1.16%
Devon Energy Corp.	15,146	1,415
XTO Energy, Inc.	23,109	1,534
Total		2,949

Railroads 0.50%
Union Pacific Corp.	10,000	1,280

Retail 3.26%
Costco Wholesale Corp.	60,000	4,036
GameStop Corp.*	71,598	4,240
Total		8,276

Securities Brokerage & Services 1.62%
Charles Schwab Corp. (The)	110,000	2,557
Franklin Resources, Inc.	12,077	1,566
Total		4,123

Soaps & Household Chemicals 2.12%
Colgate-Palmolive Co.	70,644	5,388

Telecommunications Equipment 1.99%
Nokia Corp. ADR	127,000	5,044

Total Common Stocks (cost $191,001,026)		231,537

FOREIGN COMMON STOCKS 3.77%

		U.S. $
		Value
		(000)
China 0.04%
Alibaba.com Ltd.*~(b)	31,010	104

Switzerland 1.00%
Nestle S.A.-Registered Shares(b)	5,500	2,541

United Kingdom 2.73%
Burberry Group plc(b)	181,000	2,322
Tesco plc(b)	453,168	4,610
Total		6,932

Total Foreign Common Stocks (cost $8,444,105)		9,577

Total Long-Term Investments (cost $199,445,131)		241,114

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT LARGE-CAP GROWTH FUND October 31, 2007

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 5.07%

Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $13,035,000 of Federal National Mortgage Assoc. at 5.32% due 4/3/2012; value: $13,132,763; proceeds: $12,874,735 (cost $12,873,204)	$12,873	$12,873

Total Investments in Securities 100.00% (cost $212,318,335)		253,987

Other Assets in Excess of Liabilities 0.00%		10

Net Assets 100.00%		$253,997

ADR	American Depositary Receipt.
*	Non-income producing security.
~	Fair Valued Security – See Note 2(a).
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated security.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was organized as a Delaware Statutory Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund’s investment objective is to seek long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation– Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions– Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)  Foreign Transactions– The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)  Repurchase Agreements –The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$213,117,059
Gross unrealized gain	41,743,287
Gross unrealized loss	(873,625)
Net unrealized security gain	$40,869,662

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2007